COLT 2024-2 Mortgage Loan Trust ABS-15G

Exhibit 99.27

Rating Agency Exceptions Report: 3/18/2024

Loan Information												Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Dummy ID	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXX	XXXXXXXX	4350105622	FL	Purchase	Non-Owner Occupied	PUD	0	1.2772	729	60.00%	XXXXXXXX	266499	Credit	Note	The PPP Addendum does not indicate the penalty for months XXXX. Provide a revised PPP Addendum signed by the borrower.	8/29: Need a revised PPP Addendum reflecting the PPP charge for years XXXX and XXXX. 09/18/23: Documentation provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXX	XXXXXXXX	4350105392	GA	Rate Term Refi	Non-Owner Occupied	Single Family Detached	0	1.0697	640	68.19%	XXXXXXXX	269913	Credit	Final 1003 Discrepancies	The final 1003 reflects the borrower's primary residence as XXXX; however, this property is listed as an investment property in the REO section.	10/24: 1003 reflects the borrower owns primary residence at XXXX; however, the Fraudguard report indicates this property is owned by XXXX and is not occupied by the borrower. If the borrower lives in this property rent free, provide an XXXX approved exception.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXX	XXXXXXXX	4350104996	NY	Purchase	Owner Occupied	Condo Attached	14.75		746	50.82%	XXXXXXXX	274020	Property	Appraisal	A 3rd party appraisal review from an XXXX approved vendor (ServiceLink, Consolidated Analytics, Summit Valuations or Stewart) is missing from the loan file. CU Score is 2.6.	12/08/23: Documentation provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
XXXXXXXX	XXXXXXXX	4350104996	NY	Purchase	Owner Occupied	Condo Attached	14.75		746	50.82%	XXXXXXXX	274021	Credit	Income	Full 2 years income documentation is not in the file. Validation of a minimum of 2 years existence of the business from one of the following: Business License, Letter from Tax Professional, Secretary of State Filing or equivalent. Less than 2 years self-employment history can be considered with documentation of a minimum of two years employment history in the same line of work or a related profession. Less than one year may not be considered as effective income. Operating Agreement provided is dated XXXX which does not verify the minimum requirement for one year of self employment (Both Borrowers).	12/27: CPA Operating Agreement provided is dated XXXX but CPA letter provided indicates both borrower’s own XXXX of the company for the last XXXX years; however, the Business Narrative reflects XXXX ownership. Need an accurate Business Narrative and documentation verifying XXXX years ownership of XXXX. 1/4/2024: Document provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
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XXXXXXXX	XXXXXXXX	4350105391	GA	Purchase	Non-Owner Occupied	Single Family Detached	0	1.0105	669	80.00%	XXXXXXXX												A	A	A	A
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